Note 20 - Costs of Sales - Schedule of Costs of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Direct costs of sales	€ (14,919)	€ (13,683)	€ (12,706)
Indirect costs of sales	(8,990)	(8,583)	(8,232)
Total costs of sales	€ (23,909)	€ (22,266)	€ (20,938)